11. Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
11. Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Income (loss) before income taxes consisted of the following (in thousands):

	December 31		June 30
	2013	2012	2012
United States	$(1,164)	$(22)	$-

International	466	1,821	(4,746)
Total	$(698)	$1,799	$ (4,746)

Deferred Tax Assets

As of December 31, 2013, the Company had federal net operating losses of $1.5 million available for future deduction from taxable income derived in the United States.  The Company’s United Kingdom subsidiary has non-capital losses of approximately $11.7 million available for future deductions from taxable income derived in the United Kingdom, which do not expire.  The potential benefit of net operating loss carryforwards has not been recognized in the combined financial statements since the Company cannot determine that it is more likely than not that such benefit will be utilized in future years.  The tax years 2006 through 2012 remain open to examination by federal authorities and other jurisdictions in which the Company operates.  The components of the net deferred tax asset and the amount of the valuation allowance are as follows: (in thousands)

	December 31		June 30
	2013	2012	2012
Deferred tax assets
Net operating loss carryforwards – United States	$508	$ -	$ -
Net operating loss carryforwards – International	994	853	674
Valuation allowance	(1,502)	(853)	(674)
Net deferred tax assets	$-	$ -	$ -

The increase in the valuation allowance was $141,000 for the year ended December 31, 2013, $179,000 for the six months ended December 31, 2012, and  $674,000 for year ended June 30, 2012.

A reconciliation of the Company’s effective tax income tax on income computed at the federal statutory rates to income tax expense is as follows:

	December 31,		June 30,
	2013	2012	2012
U.S. Federal statutory rates on net income (loss)	$(202)	$571	$(1,614)
Effect of foreign statutory rate differences	(63)	(230)	641
Permanent differences	124	(520)	299
Change in valuation allowance	141	179	674
	$-	$-	$-